Subsequent Events (Details) - Subsequent Event - USD ($) $ in Millions	Feb. 01, 2021	Jan. 27, 2021
Common Class A | Private Placement
Subsequent Event [Line Items]
Proceeds from initial public offering	$ 250
Percentage of ownership after transaction	4.50%
Easemob
Subsequent Event [Line Items]
Business combination, consideration transferred		$ 54